Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Line Items]
Percentage of future minimum revenues utilization	100.00%
2013	$ 668,887
2014	694,175
2015	694,452
2016	665,027
2017	557,683
Thereafter	2,539,602
Future minimum revenues receivable	$ 5,819,826